UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GNMA TRUST(R)
AUGUST 31, 2011

                                                                      (Form N-Q)

48052-1011                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GNMA Trust
August 31, 2011 (unaudited)

PRINCIPAL                                                                              MARKET
AMOUNT                                                 COUPON                           VALUE
(000)         SECURITY                                   RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (91.9%)(a)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (86.2%)
$     4,892   Government National Mortgage Assn. I       4.00%       7/15/2040     $    5,185
      3,876   Government National Mortgage Assn. I       4.00        8/15/2040          4,108
     14,450   Government National Mortgage Assn. I       4.00        9/15/2040         15,316
      3,777   Government National Mortgage Assn. I       4.50        5/15/2024          4,070
      5,985   Government National Mortgage Assn. I       4.50        9/15/2024          6,449
      4,521   Government National Mortgage Assn. I       4.50        9/15/2024          4,871
      5,299   Government National Mortgage Assn. I       4.50       10/15/2024          5,710
      4,556   Government National Mortgage Assn. I       4.50       10/15/2024          4,909
     18,388   Government National Mortgage Assn. I       4.50        9/15/2039         19,982
      9,300   Government National Mortgage Assn. I       4.50       11/15/2039         10,104
     13,740   Government National Mortgage Assn. I       4.50       12/15/2039         14,928
     45,171   Government National Mortgage Assn. I       4.50        2/15/2040         49,067
     12,492   Government National Mortgage Assn. I       4.50        3/15/2040         13,546
     21,434   Government National Mortgage Assn. I       4.50        6/15/2040         23,244
     14,410   Government National Mortgage Assn. I       4.50        7/15/2040         15,627
     14,315   Government National Mortgage Assn. I       4.50        1/15/2041         15,523
      4,518   Government National Mortgage Assn. I       5.00        2/15/2039          4,988
      2,004   Government National Mortgage Assn. I       5.50       12/15/2018          2,182
     12,034   Government National Mortgage Assn. I       5.50       10/15/2033         13,507
      4,499   Government National Mortgage Assn. I       5.50       12/15/2033          5,050
      2,592   Government National Mortgage Assn. I       5.50        7/15/2034          2,909
      7,415   Government National Mortgage Assn. I       5.50       10/15/2035          8,307
      5,199   Government National Mortgage Assn. I       5.50        3/15/2038          5,806
      6,967   Government National Mortgage Assn. I       5.50        4/15/2038          7,807
     15,337   Government National Mortgage Assn. I       5.50        6/15/2039         17,129
      1,643   Government National Mortgage Assn. I       6.00       12/15/2016          1,778
      2,063   Government National Mortgage Assn. I       6.00        8/15/2022          2,257
      1,268   Government National Mortgage Assn. I       6.00        4/15/2028          1,435
        436   Government National Mortgage Assn. I       6.00       11/15/2028            495
        904   Government National Mortgage Assn. I       6.00        2/15/2029          1,026
        737   Government National Mortgage Assn. I       6.00        7/15/2029            836
      1,085   Government National Mortgage Assn. I       6.00        5/15/2032          1,229
      3,400   Government National Mortgage Assn. I       6.00        1/15/2033          3,849
      1,103   Government National Mortgage Assn. I       6.00        2/15/2033          1,248
      1,212   Government National Mortgage Assn. I       6.00        7/15/2033          1,372
        662   Government National Mortgage Assn. I       6.00        9/15/2033            749
      2,457   Government National Mortgage Assn. I       6.00        3/15/2037          2,770
      3,789   Government National Mortgage Assn. I       6.00        9/15/2037          4,272
      6,020   Government National Mortgage Assn. I       6.00        5/15/2038          6,816
      2,869   Government National Mortgage Assn. I       6.00        5/15/2038          3,249
      2,241   Government National Mortgage Assn. I       6.00        9/15/2038          2,526
      4,047   Government National Mortgage Assn. I       6.00       10/15/2038          4,561
      4,181   Government National Mortgage Assn. I       6.00       12/15/2038          4,713
        274   Government National Mortgage Assn. I       6.50        5/15/2028            317
        246   Government National Mortgage Assn. I       6.50        5/15/2028            284
        312   Government National Mortgage Assn. I       6.50        7/15/2028            360
        128   Government National Mortgage Assn. I       6.50        9/15/2028            148
        719   Government National Mortgage Assn. I       6.50       11/15/2028            831
         35   Government National Mortgage Assn. I       6.50        1/15/2029             41
         46   Government National Mortgage Assn. I       6.50        1/15/2029             53

================================================================================

1  | USAA GNMA Trust

================================================================================

PRINCIPAL                                                                              MARKET
AMOUNT                                                 COUPON                           VALUE
(000)         SECURITY                                   RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------
$       714   Government National Mortgage Assn. I       6.50%       3/15/2031     $      824
        782   Government National Mortgage Assn. I       6.50       10/15/2031            903
        610   Government National Mortgage Assn. I       6.50        1/15/2032            704
        123   Government National Mortgage Assn. I       6.50        3/15/2032            141
        873   Government National Mortgage Assn. I       6.50        8/15/2032          1,007
      3,461   Government National Mortgage Assn. I       6.50        9/15/2032          3,995
         58   Government National Mortgage Assn. I       6.75        5/15/2028             67
        137   Government National Mortgage Assn. I       6.75        5/15/2028            159
         73   Government National Mortgage Assn. I       7.00        4/15/2027             85
        544   Government National Mortgage Assn. I       7.00        5/15/2027            633
         58   Government National Mortgage Assn. I       7.00        6/15/2028             68
         32   Government National Mortgage Assn. I       7.00        7/15/2028             37
        150   Government National Mortgage Assn. I       7.00        8/15/2028            175
         94   Government National Mortgage Assn. I       7.00        8/15/2028            110
        152   Government National Mortgage Assn. I       7.00        9/15/2028            178
        968   Government National Mortgage Assn. I       7.00        5/15/2029          1,134
        984   Government National Mortgage Assn. I       7.00        6/15/2029          1,153
        510   Government National Mortgage Assn. I       7.00        8/15/2031            601
        229   Government National Mortgage Assn. I       7.00        9/15/2031            269
        283   Government National Mortgage Assn. I       7.00       10/15/2031            333
        110   Government National Mortgage Assn. I       7.00        6/15/2032            129
        393   Government National Mortgage Assn. I       7.00        7/15/2032            462
        237   Government National Mortgage Assn. I       7.50        2/15/2028            278
         48   Government National Mortgage Assn. I       7.50        3/15/2029             56
        108   Government National Mortgage Assn. I       7.50        4/15/2029            127
         68   Government National Mortgage Assn. I       7.50        7/15/2029             79
        262   Government National Mortgage Assn. I       7.50       10/15/2029            309
        153   Government National Mortgage Assn. I       7.50       10/15/2029            180
         52   Government National Mortgage Assn. I       7.50       12/15/2030             61
         46   Government National Mortgage Assn. I       7.50        1/15/2031             55
        100   Government National Mortgage Assn. I       7.50       11/15/2031            118
         13   Government National Mortgage Assn. I       8.00        1/15/2022             16
        143   Government National Mortgage Assn. I       8.00        6/15/2023            169
        213   Government National Mortgage Assn. I       8.00        5/15/2027            252
         94   Government National Mortgage Assn. I       8.00        7/15/2030            112
         83   Government National Mortgage Assn. I       8.00        9/15/2030             98
         27   Government National Mortgage Assn. I       8.50        6/15/2021             32
         10   Government National Mortgage Assn. I       8.50        7/15/2022             10
         98   Government National Mortgage Assn. I       9.00        7/15/2021            117
      9,696   Government National Mortgage Assn. II      4.00       11/20/2040         10,284
     10,469   Government National Mortgage Assn. II      4.50        4/20/2024         11,272
      5,536   Government National Mortgage Assn. II      5.00        5/20/2033          6,162
      6,611   Government National Mortgage Assn. II      5.00        7/20/2033          7,349
      4,420   Government National Mortgage Assn. II      5.00        6/20/2034          4,913
     12,793   Government National Mortgage Assn. II      5.00        9/20/2035         14,210
      5,241   Government National Mortgage Assn. II      5.00        2/20/2037          5,813
      1,367   Government National Mortgage Assn. II      5.50        4/20/2033          1,539
      4,820   Government National Mortgage Assn. II      5.50        3/20/2034          5,423
     18,334   Government National Mortgage Assn. II      5.50        2/20/2035         20,627
     15,714   Government National Mortgage Assn. II      5.50        4/20/2035         17,680
      8,703   Government National Mortgage Assn. II      5.50        7/20/2035          9,784
      5,681   Government National Mortgage Assn. II      5.50        1/20/2037          6,380
        660   Government National Mortgage Assn. II      6.00        3/20/2031            746
      1,640   Government National Mortgage Assn. II      6.00        8/20/2032          1,854
      1,347   Government National Mortgage Assn. II      6.00        9/20/2032          1,523
      1,404   Government National Mortgage Assn. II      6.00       10/20/2033          1,587
      1,079   Government National Mortgage Assn. II      6.00       12/20/2033          1,220
      4,387   Government National Mortgage Assn. II      6.00        2/20/2034          4,960
      4,132   Government National Mortgage Assn. II      6.00        3/20/2034          4,671
      3,299   Government National Mortgage Assn. II      6.00        9/20/2034          3,723
      8,317   Government National Mortgage Assn. II      6.00       10/20/2034          9,404
      1,916   Government National Mortgage Assn. II      6.00       11/20/2034          2,168
      4,126   Government National Mortgage Assn. II      6.00        5/20/2036          4,657
        276   Government National Mortgage Assn. II      6.50        5/20/2031            317

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                              MARKET
AMOUNT                                                 COUPON                           VALUE
(000)         SECURITY                                   RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------
$       219   Government National Mortgage Assn. II      6.50%       7/20/2031     $      251
        602   Government National Mortgage Assn. II      6.50        8/20/2031            684
        947   Government National Mortgage Assn. II      6.50        4/20/2032          1,076
        899   Government National Mortgage Assn. II      6.50        6/20/2032          1,033
      3,077   Government National Mortgage Assn. II      6.50        8/20/2034          3,492
        804   Government National Mortgage Assn. II      7.00        9/20/2030            942
        126   Government National Mortgage Assn. II      7.50        4/20/2031            149
         41   Government National Mortgage Assn. II      8.00       12/20/2022             48
        778   Government National Mortgage Assn. II      8.00        8/20/2030            924
      6,271   Fannie Mae (+)                             5.00       12/01/2035          6,784
      4,008   Fannie Mae (+)                             5.50       11/01/2037          4,393
        346   Fannie Mae (+)                             6.00        2/01/2017            376
      7,017   Fannie Mae (+)                             6.00        5/01/2038          7,779
        244   Fannie Mae (+)                             6.50       10/01/2016            268
        379   Fannie Mae (+)                             6.50       12/01/2016            417
      1,184   Freddie Mac (+)                            5.00        1/01/2021          1,282
      4,433   Freddie Mac (+)                            5.50       12/01/2035          4,882
                                                                                   ----------
                                                                                      535,821
                                                                                   ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%)
      5,991   Government National Mortgage Assn. I       5.50        3/16/2032          6,266
                                                                                   ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.7%)
      5,000   Bank of America Corp., FDIC TLGP           0.45 (b)    6/22/2012          5,012
      5,000   JPMorgan Chase & Co., FDIC TLGP            0.50 (b)   12/26/2012          5,021
      5,000   JPMorgan Chase & Co., FDIC TLGP            0.63 (b)    6/22/2012          5,019
      4,000   MetLife, Inc., FDIC TLGP                   0.57 (b)    6/29/2012          4,015
      5,000   State Street Corp., FDIC TLGP              0.45 (b)    9/15/2011          5,001
      5,000   Union Bank N.A., FDIC TLGP                 0.45 (b)    3/16/2012          5,004
                                                                                   ----------
                                                                                       29,072
                                                                                   ----------
              Total U.S. Government Agency Issues (cost: $526,891)                    571,159
                                                                                   ----------
              MONEY MARKET INSTRUMENTS (7.8%)

              REPURCHASE AGREEMENTS (7.8%)
     48,410   Credit Suisse First Boston, LLC, 0.06%, acquired on 8/31/2011 and due on 9/01/2011 at $48,410 (collateralized by $45,520 of Government National Mortgage Assn. II (a), 5.00%, due
                 4/20/2041; market value $49,383) (cost: $48,410)                      48,410
                                                                                   ----------

              TOTAL INVESTMENTS (COST: $575,301)                                   $  619,569
                                                                                   ==========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                      (LEVEL 1)       (LEVEL 2)     (LEVEL 3)
                                    QUOTED PRICES       OTHER      SIGNIFICANT
                                      IN ACTIVE      SIGNIFICANT   UNOBSERVABLE
                                       MARKETS        OBSERVABLE      INPUTS
                                    FOR IDENTICAL      INPUTS
ASSETS                                  ASSETS                                          TOTAL
---------------------------------------------------------------------------------------------
U.S. Government Agency Issues      $           --   $    571,159   $         --    $  571,159
Money Market Instruments:
  Repurchase Agreements                        --         48,410             --        48,410
---------------------------------------------------------------------------------------------
Total                              $           --   $    619,569   $         --    $  619,569
---------------------------------------------------------------------------------------------

For the period of June 1, 2011, through August 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA GNMA Trust

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: GNMA Trust Shares (Fund Shares) and, effective August 1, 2010, GNMA Trust Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

================================================================================

4  | USAA GNMA Trust

================================================================================

determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. NEW ACCOUNTING PRONOUNCEMENTS -
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value

================================================================================

5  | USAA GNMA Trust

================================================================================

measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2011, were $44,268,000 and less than $500, respectively, resulting in net unrealized appreciation of $44,268,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $621,569,000 at August 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

FDIC TLGP   The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S.
            government.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

SPECIFIC NOTES

(a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2011.

================================================================================

7  | USAA GNMA Trust

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     10/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     10/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.